Fixed Assets (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Coastal Pride Company, Inc [Member]
Depreciation and amortization expense of fixed assets	$ 3,636	$ 6,001	$ 4,888